DEFERRED COMPENSATION LIABILITY (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Post Retirement Benefits With Individual Employees [Line Items]
Total expense recognized	$ 782	$ 832	$ 1,391
Executive Vice President and Chief Financial Officer [Member]
Post Retirement Benefits With Individual Employees [Line Items]
Required service period	20 years 6 months
Maximum benefit as a percentage of salary (in hundredths)	66.00%
Retirement age	67 years
Imputed interest rate (in hundredths)	2.30%	4.00%
Chairman, President and CEO [Member]
Post Retirement Benefits With Individual Employees [Line Items]
Required service period	14 years
Maximum benefit as a percentage of salary (in hundredths)	66.00%
Retirement age	70 years
Imputed interest rate (in hundredths)	2.30%	4.00%